INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill, key assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
Minimum
Disclosure of reconciliation of changes in goodwill
Projected range period	8 years
Maximum
Disclosure of reconciliation of changes in goodwill
Projected range period	18 years
Rizobacter Uge
Disclosure of reconciliation of changes in goodwill
Discount rate		2.00%
Decrease in market share	5.00%
Increase in discount rate	2.00%
Decrease in terminal growth rate	0.50%
Impairment loss	$ 24.7
Bioceres Crops Uge
Disclosure of reconciliation of changes in goodwill
Growth rate		2.00%
Decrease in market share	5.00%
Increase in discount rate	2.00%
Impairment loss	$ 3.5
Pro Farm Uge
Disclosure of reconciliation of changes in goodwill
Growing perpetuity	10.00%
Decrease in market share	5.00%
Increase in discount rate	1.00%
Impairment loss	$ 34.4
Goodwill
Disclosure of reconciliation of changes in goodwill
Projection period	5 years
Goodwill | Rizobacter Uge
Disclosure of reconciliation of changes in goodwill
Discount rate	14.11%
Goodwill | Bioceres Crops Uge
Disclosure of reconciliation of changes in goodwill
Discount rate	6.18%
Goodwill | Pro Farm Uge
Disclosure of reconciliation of changes in goodwill
Discount rate	9.28%